Other Current Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Current Liabilities [Abstract]
Other current liabilities
19(a)	Other current liabilities

The components of other current liabilities were as follows:

(In USD)

As at	December 31, 2023	March 31, 2023

Payable to customers	$635,144	$647,283
Statutory dues payable	1,731,891	1,583,639
Capital creditors	32,103	88,484
Employee benefit expenses payable	510,406	379,167
Other liabilities	405,949	219,392
Other current liabilities	3,315,493	2,917,965

19(b)	Other current liabilities towards related parties

(In USD)

As at	December 31, 2023	March 31, 2023

Other liabilities with related parties	$17,997	$15,067
Other current liabilities towards related parties	17,997	15,067

18(a) Other current liabilities

The components of other current liabilities were as follows:

(In USD) As at	March 31, 2023	March 31, 2022
Payable to customers	$647,283	$646,075
Statutory dues payable	1,583,639	1,592,210
Capital creditors	88,484	104,067
Employee benefit expenses payable	379,167	336,004
Other liabilities	234,459	484,662
Other current liabilities	2,933,032	3,163,018

18(b) Other current liabilities towards related parties

(In USD) As at	March 31, 2023	March 31, 2022
Other liabilities with related parties	$—	$3,314,139
Other current liabilities towards related parties	—	3,314,139